Segment Information - Revenue by Geographic Region (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Total Revenue	$ 58,585	$ 41,479	$ 135,704	$ 87,629
Asia
Total Revenue	43,466	24,027	101,784	52,791
Europe
Total Revenue	4,232	7,450	9,148	14,701
United States
Total Revenue	$ 10,887	$ 10,002	$ 24,712	$ 20,137